[Eaton Vance Logo]

                                                   [Photo of Statue of Liberty]

Annual Report December 31, 2001

[Photo of       EATON VANCE
Building]      INSTITUTIONAL
                SHORT TERM
                 TREASURY
                   FUND

[Photo of U.S. Flag]

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of December 31, 2001
-----------------------------------------------------------------------------
INVESTMENT UPDATE
-----------------------------------------------------------------------------

[Photo of              INVESTMENT ENVIRONMENT
Duke E. Laflamme]      ------------------------------------
                       THE ECONOMY
Duke E. Laflamme, CFA  - The U.S. economy weakened
Portfolio Manager        significantly in 2001, marking the
                         end of the longest economic
                         expansion in the nation's history.
                         The pace of job layoffs quickened
                         in the first half of the year,
                         especially in the technology,
                         telecom and manufacturing
                         sectors. Then, the tragic events of
  September 11 exacerbated an already difficult situa-tion, and by December, the nation's unemployment rate rose to 5.8%, its highest level in six years.

- The nation's Gross Domestic Product contracted 1.3% in the third quarter of 2001, the first such quarterly decline since 1991. Echoing the discouraging anecdo-tal evidence, in early December the National Bureau of Economic Research [caad 136]D the agency responsible for dating economic cycles [caad 136]D officially pronounced the U.S. economy to be in a recession. The advance estimates from the Commerce Department for the fourth quarter indicated that GDP grew by a modest
  0.2%.

THE MARKET

- In an effort to stimulate economic activity, the Federal
  Reserve continued the accommodative monetary policy it began in January. By year-end, the Federal
  Reserve had lowered its benchmark Federal Funds rate
  [caad 136]D a key short-term interest rate barometer [caad 136]D on 11 occasions by a total of 475 basis points (4.75%) to 1.75%. The markets have begun to indicate that the Federal Reserve is nearing the end of the easing cycle and have actually started to anticipate the Fed increas-ing the target in the first half of 2002.


--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

THE FUND
------------------------------------------------------------
THE PAST YEAR

- In the period from December 31, 2000 to December
  31, 2001, Eaton Vance Institutional Short Term
  Treasury Fund had a total return of 3.89%.(1)

- This return resulted from an increase in the Fund's net asset value to $72.71 per share on December 31, 2001, from $70.76 per share on December 31, 2000, and the reinvestment of $0.80 per share in income dividends.

ABOUT THE FUND

- On November 1, 2001, Duke Laflamme became the
  Portfolio Manager of Eaton Vance Institutional Short
  Term Treasury Fund. Mr. Laflamme is a Vice President of Eaton Vance who has been with the company since
  January of 1998.

- The objective of the Fund is to seek current income and liquidity. To that end, the Fund invests exclusively in U.S. Treasury obligations (such as bills, notes, and bonds) with maturities of up to five years. The Fund also invests in repurchase agreements collateralized exclusively by U.S. Treasury obligations.

- The weighted average maturity of the Fund does not exceed one year. While the net asset value of Fund shares will change in response to interest rate fluctua-tions, the shorter maturity of the Fund is generally associated with a lower level of volatility and interest rate sensitivity.

6-month Treasury Bill Rates in 2001*

[CHART]

1/1/01      5.70
1/2/01      5.58
1/3/01      5.40
1/4/01      5.20
1/5/01      4.99
1/8/01      5.03
1/9/01      5.10
1/10/01     5.16
1/11/01     5.13
1/12/01     5.24
1/15/01     5.24
1/16/01     5.27
1/17/01     5.25
1/18/01     5.10
1/19/01     5.11
1/22/01     5.11
1/23/01     5.13
1/24/01     5.13
1/25/01     5.11
1/26/01     5.04
1/29/01     5.03
1/30/01     4.93
1/31/01     4.80
2/1/01      4.83
2/2/01      4.91
2/5/01      4.94
2/6/01      4.95
2/7/01      4.94
2/8/01      4.95
2/9/01      4.92
2/12/01     4.94
2/13/01     4.96
2/14/01     5.01
2/15/01     5.04
2/16/01     4.94
2/19/01     4.94
2/20/01     4.94
2/21/01     4.90
2/22/01     4.85
2/23/01     4.71
2/26/01     4.66
2/27/01     4.63
2/28/01     4.67
3/1/01      4.68
3/2/01      4.69
3/5/01      4.68
3/6/01      4.65
3/7/01      4.60
3/8/01      4.60
3/9/01      4.62
3/12/01     4.57
3/13/01     4.56
3/14/01     4.43
3/15/01     4.41
3/16/01     4.37
3/19/01     4.42
3/20/01     4.32
3/21/01     4.27
3/22/01     4.28
3/23/01     4.31
3/26/01     4.27
3/27/01     4.26
3/28/01     4.16
3/29/01     4.13
3/30/01     4.10
4/2/01      4.13
4/3/01      4.07
4/4/01      4.04
4/5/01      4.07
4/6/01      3.93
4/9/01      3.96
4/10/01     4.01
4/11/01     4.10
4/12/01     4.10
4/13/01     4.10
4/16/01     4.18
4/17/01     4.15
4/18/01     3.93
4/19/01     3.95
4/20/01     3.83
4/23/01     3.77
4/24/01     3.78
4/25/01     3.86
4/26/01     3.83
4/27/01     3.90
4/30/01     3.95
5/1/01      3.91
5/2/01      3.92
5/3/01      3.89
5/4/01      3.77
5/7/01      3.71
5/8/01      3.69
5/9/01      3.67
5/10/01     3.69
5/11/01     3.81
5/14/01     3.75
5/15/01     3.69
5/16/01     3.66
5/17/01     3.70
5/18/01     3.73
5/21/01     3.75
5/22/01     3.76
5/23/01     3.71
5/24/01     3.70
5/25/01     3.68
5/28/01     3.68
5/29/01     3.67
5/30/01     3.65
5/31/01     3.59
6/1/01      3.62
6/4/01      3.63
6/5/01      3.60
6/6/01      3.60
6/7/01      3.61
6/8/01      3.63
6/11/01     3.62
6/12/01     3.59
6/13/01     3.58
6/14/01     3.58
6/15/01     3.54
6/18/01     3.49
6/19/01     3.47
6/20/01     3.46
6/21/01     3.46
6/22/01     3.43
6/25/01     3.46
6/26/01     3.47
6/27/01     3.55
6/28/01     3.63
6/29/01     3.62
7/2/01      3.61
7/3/01      3.62
7/4/01      3.62
7/5/01      3.61
7/6/01      3.57
7/9/01      3.60
7/10/01     3.57
7/11/01     3.54
7/12/01     3.55
7/13/01     3.57
7/16/01     3.59
7/17/01     3.59
7/18/01     3.50
7/19/01     3.53
7/20/01     3.52
7/23/01     3.52
7/24/01     3.51
7/25/01     3.52
7/26/01     3.49
7/27/01     3.48
7/30/01     3.48
7/31/01     3.45
8/1/01      3.45
8/2/01      3.46
8/3/01      3.46
8/6/01      3.46
8/7/01      3.46
8/8/01      3.41
8/9/01      3.40
8/10/01     3.38
8/13/01     3.36
8/14/01     3.38
8/15/01     3.40
8/16/01     3.37
8/17/01     3.33
8/20/01     3.40
8/21/01     3.33
8/22/01     3.36
8/23/01     3.36
8/24/01     3.38
8/27/01     3.39
8/28/01     3.35
8/29/01     3.31
8/30/01     3.27
8/31/01     3.29
9/3/01      3.29
9/4/01      3.40
9/5/01      3.38
9/6/01      3.31
9/7/01      3.21
9/10/01     3.21
9/11/01     3.19
9/12/01     3.19
9/13/01     2.78
9/14/01     2.72
9/17/01     2.62
9/18/01     2.51
9/19/01     2.32
9/20/01     2.37
9/21/01     2.33
9/24/01     2.39
9/25/01     2.37
9/26/01     2.33
9/27/01     2.31
9/28/01     2.35
10/1/01     2.37
10/2/01     2.27
10/3/01     2.24
10/4/01     2.21
10/5/01     2.18
10/8/01     2.18
10/9/01     2.20
10/10/01    2.20
10/11/01    2.25
10/12/01    2.22
10/15/01    2.21
10/16/01    2.19
10/17/01    2.20
10/18/01    2.17
10/19/01    2.16
10/22/01    2.17
10/23/01    2.16
10/24/01    2.13
10/25/01    2.10
10/26/01    2.08
10/29/01    2.05
10/30/01    1.96
10/31/01    1.94
11/1/01     1.99
11/2/01     1.93
11/5/01     1.96
11/6/01     1.82
11/7/01     1.74
11/8/01     1.81
11/9/01     1.81
11/12/01    1.81
11/13/01    1.85
11/14/01    1.89
11/15/01    1.98
11/16/01    2.04
11/19/01    2.00
11/20/01    1.99
11/21/01    2.01
11/22/01    2.01
11/23/01    2.04
11/26/01    2.05
11/27/01    1.97
11/28/01    1.90
11/29/01    1.79
11/30/01    1.77
12/3/01     1.81
12/4/01     1.80
12/5/01     1.87
12/6/01     1.88
12/7/01     1.80
12/10/01    1.79
12/11/01    1.72
12/12/01    1.73
12/13/01    1.77
12/14/01    1.81
12/17/01    1.83
12/18/01    1.81
12/19/01    1.80
12/20/01    1.78
12/21/01    1.80
12/24/01    1.81
12/25/01    1.81
12/26/01    1.85
12/27/01    1.83
12/28/01    1.83
12/31/01    1.80

* Source Bloomberg L.P.

FUND INFORMATION
as of December 31, 2001

Performance(1)
-------------------------------------------
SEC Average Annual Total Returns
-------------------------------------------
One year                              3.89%
Life of Fund                          4.58%

(1) Inception Date -- 1/4/99

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of December 31, 2001
-----------------------------------------------------------------------------
INVESTMENT UPDATE
-----------------------------------------------------------------------------

                     INSTITUTIONAL SHORT TERM TREASURY FUND
                                Inception: 1/4/99

--------------------------------------------------------------------------------
                                                     ML 01 YEAR TREASURY
                                                         NOTES AND BONDS
        DATE                 FUND VALUE AT NAV                     INDEX
--------------------------------------------------------------------------------
            1/31/1999                  $10,000                   $10,000
            2/28/1999                  $10,027                   $10,025
            3/31/1999                  $10,067                   $10,073
            4/30/1999                  $10,100                   $10,111
            5/31/1999                  $10,130                   $10,148
            6/30/1999                  $10,168                   $10,184
            7/31/1999                  $10,208                   $10,226
            8/31/1999                  $10,245                   $10,264
            9/30/1999                  $10,286                   $10,313
           10/31/1999                  $10,319                   $10,355
           11/30/1999                  $10,359                   $10,390
           12/31/1999                  $10,403                   $10,431
            1/31/2000                  $10,443                   $10,476
            2/29/2000                  $10,486                   $10,523
            3/31/2000                  $10,531                   $10,574
            4/30/2000                  $10,574                   $10,625
            5/31/2000                  $10,630                   $10,676
            6/30/2000                  $10,677                   $10,741
            7/31/2000                  $10,726                   $10,796
            8/31/2000                  $10,778                   $10,854
            9/30/2000                  $10,828                   $10,913
           10/31/2000                  $10,882                   $10,968
           11/30/2000                  $10,935                   $11,032
           12/31/2000                  $10,975                   $11,112
            1/31/2001                  $11,036                   $11,203
            2/28/2001                  $11,074                   $11,251
            3/31/2001                  $11,118                   $11,315
            4/30/2001                  $11,156                   $11,364
            5/31/2001                  $11,197                   $11,418
            6/30/2001                  $11,223                   $11,450
            7/31/2001                  $11,276                   $11,500
            8/31/2001                  $11,312                   $11,537
            9/30/2001                  $11,352                   $11,613
           10/31/2001                  $11,377                   $11,658
           11/30/2001                  $11,389                   $11,680
           12/31/2001                  $11,402                   $11,702

Performance
-------------------------------------------
Cumulative Total Return
-------------------------------------------
One year                              3.89%
Life of Fund(1)                       4.58%

(1) Inception Date -- 1/4/99

*Sources: TowersData, Bethesda, MD.; Towers, Inc. Investment operations commenced 1/4/99. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

 The chart compares the Fund's total return with that of the Merrill Lynch 0-1 Year Treasury Notes and Bonds Index, a representative, unmanaged index of U.S. Treasury notes and bonds with maturities of one year or less. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

U.S. TREASURY OBLIGATIONS -- 74.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
---------------------------------------------------------------------
US Treasury Bill, 0.00%, 2/7/02               $1,000       $  998,320
---------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $996,809)                             $  998,320
---------------------------------------------------------------------
Total Investments -- 74.0%
   (identified cost $996,809)                              $  998,320
---------------------------------------------------------------------
Other Assets, Less Liabilities -- 26.0%                    $  350,873
---------------------------------------------------------------------
Net Assets -- 100.0%                                       $1,349,193
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
----------------------------------------------------
Investments, at value (identified cost,
   $996,809)                              $  998,320
Cash                                         350,873
----------------------------------------------------
TOTAL ASSETS                              $1,349,193
----------------------------------------------------
NET ASSETS FOR 18,556 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $1,349,193
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $1,347,682
Net unrealized appreciation (computed on
   the basis of identified cost)               1,511
----------------------------------------------------
TOTAL                                     $1,349,193
----------------------------------------------------

Net Asset Value, Offering Price and Redemption
Price Per Share
----------------------------------------------------
($1,349,193  DIVIDED BY 18,556 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $    72.71
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $21,970,432
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $21,970,432
-----------------------------------------------------

Expenses
-----------------------------------------------------
Management fee                            $ 2,108,152
Service fees                                1,511,214
-----------------------------------------------------
TOTAL EXPENSES                            $ 3,619,366
-----------------------------------------------------

NET INVESTMENT INCOME                     $18,351,066
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 4,844,517
-----------------------------------------------------
NET REALIZED GAIN                         $ 4,844,517
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $     2,773
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $     2,773
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 4,847,290
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $23,198,356
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      18,351,066  $      27,087,727
   Net realized gain                              4,844,517            142,437
   Net change in unrealized appreciation
      (depreciation)                                  2,773             (1,335)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      23,198,356  $      27,228,829
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $         (14,683) $         (49,953)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $         (14,683) $         (49,953)
------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares           $   3,738,927,493  $   1,125,488,542
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                         14,683             49,953
   Cost of shares redeemed                   (3,761,776,734)    (1,152,719,078)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (22,834,558) $     (27,180,583)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $         349,115  $          (1,707)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $       1,000,078  $       1,001,785
------------------------------------------------------------------------------
AT END OF YEAR                            $       1,349,193  $       1,000,078
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------
                                    2001(1)        2000(2)          1999(1)(3)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $70.760        $70.600           $70.000
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income               $ 2.195        $ 3.860           $ 3.015
Net realized and unrealized
   gain                               0.555          0.020             0.005
----------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 2.750        $ 3.880           $ 3.020
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income          $(0.800)       $(3.720)          $(2.420)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.800)       $(3.720)          $(2.420)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $72.710        $70.760           $70.600
----------------------------------------------------------------------------------

TOTAL RETURN(4)                        3.89%          5.50%             4.32%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 1,349        $ 1,000           $ 1,002
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.60%          0.60%             0.60%(5)
   Net investment income               3.02%          5.60%             4.23%(5)
Portfolio Turnover                       13%            11%               11%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.
 (3) For the period from the start of business, January 4, 1999, to December 31, 1999.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium. The Fund is in compliance with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, which is effective for fiscal years beginning after December 15, 2000.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Distributions to Shareholders -- It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. During the year ended December 31, 2001, $18,336,383 was reclassified from undistributed net investment income and $4,844,517 was reclassified from accumulated net realized gain to paid-in capital due to differences arising from the use of equalization accounting for tax purposes.

 E Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized exclusively by US Treasury obligations with banks and broker-dealers determined to be creditworthy by the Investment Manager. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 G Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               YEAR ENDED DECEMBER 31,
                                              --------------------------
                                              2001          2000
    --------------------------------------------------------------------
    Sales                                       51,592,300    15,662,248
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       202           706
    Redemptions                                (51,588,080)  (15,663,009)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                          4,422           (55)
    --------------------------------------------------------------------

3 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales (including maturities) of U.S. Government Securities aggregated $3,293,231,145 and $3,307,330,598, respectively.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the year ended December 31, 2001, the fee was equivalent to 0.35% of the Fund's average net assets and amounted to $2,108,152. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment management fee. Certain officers and Trustees of the Fund are officers of the above organizations. Trustees of the Fund that are not affiliated with the Investment Manager may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended
   December 31, 2001, no significant amounts have been deferred.

5 Service Plan
-------------------------------------------
   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the year ended December 31, 2001, the Fund paid $1,511,214 in service fees to EVD, and EVD in turn paid a substantial portion of this amount to investment dealers.

6 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

7 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $998,129
    --------------------------------------------------
    Gross unrealized appreciation             $    191
    Gross unrealized depreciation                   --
    --------------------------------------------------
    NET UNREALIZED APPRECIATION               $    191
    --------------------------------------------------

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Institutional Short Term Treasury Fund (the "Fund") as of December 31, 2001, the related statement of operations, for the year then ended, and the statements of changes in net assets for the two year period ended December 31, 2001 and the financial highlights for the two year period ended December 31, 2001 and for the period from the start of business, January 4, 1999, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Institutional Short Term Treasury Fund at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 1, 2002

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

The Trustees of the Eaton Vance Institutional Short Term Treasury Fund (the
Fund) are responsible for the overall management and supervision of the Fund's affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                                                                                                NUMBER OF PORTFOLIOS
                                                       TERM OF                                    IN FUND COMPLEX
       NAME, ADDRESS          POSITION(S) WITH        OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
          AND AGE                 THE FUND       LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)      Trustee            Trustee Since 1998    President and Chief               165
Age 42                                                                 Executive Officer of
The Eaton Vance Building                                               National Financial
255 State Street                                                       Partners (financial
Boston, MA 02109                                                       services company)
                                                                       (since April 1999).
                                                                       President and Chief
                                                                       Operating Officer of
                                                                       John A. Levin & Co.
                                                                       (registered investment
                                                                       advisor) (July 1997 to
                                                                       April 1999) and
                                                                       Director of Baker,
                                                                       Fentress & Company
                                                                       which owns John A.
                                                                       Levin & Co., a
                                                                       registered investment
                                                                       advisor, (July 1997 to
                                                                       April 1999). Executive
                                                                       Vice President of Smith
                                                                       Barney Mutual Funds
                                                                       (July 1994 to June
                                                                       1997).
James B. Hawkes(2)            President and      President and         Chairman, President and           170
Age 60                        Trustee            Trustee Since 1989    Chief Executive Officer
The Eaton Vance Building                                               of BMR, EVM and their
255 State Street                                                       corporate parent Eaton
Boston, MA 02109                                                       Vance Corp (EVC), and
                                                                       corporate trustee Eaton
                                                                       Vance Inc. (EV), Vice
                                                                       President of EVD.
                                                                       President or Officer of
                                                                       170 funds managed by
                                                                       EVM or its affiliates.


       NAME, ADDRESS          OTHER DIRECTORSHIPS
          AND AGE                     HELD
----------------------------
Jessica M. Bibliowicz(1)
Age 42
The Eaton Vance Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)            Director of EVC, EV
Age 60                        and EVD.
The Eaton Vance Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure

DISINTERESTED DIRECTORS(S)

                                                                                               NUMBER OF PORTFOLIOS
                                                      TERM OF                                    IN FUND COMPLEX
       NAME, ADDRESS          POSITION(S) WITH       OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
          AND AGE                 THE FUND      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
-------------------------------------------------------------------------------------------------------------------
Donald R. Dwight              Trustee           Trustee Since         President of Dwight               170
Age 70                                          1989                  Partners, Inc.
The Eaton Vance Building                                              (corporate relations
255 State Street                                                      and communications
Boston, MA 02109                                                      company).
Samuel L. Hayes, III          Trustee           Trustee Since         Jacob H. Schiff                   170
Age 67                                          1989                  Professor of Investment
The Eaton Vance Building                                              Banking Emeritus,
255 State Street                                                      Harvard University
Boston, MA 02109                                                      Graduate School of
                                                                      Business
                                                                      Administration.


       NAME, ADDRESS          OTHER DIRECTORSHIPS
          AND AGE                POSITIONS HELD
----------------------------
Donald R. Dwight              Trustee/Director of
Age 70                        the Royce Funds
The Eaton Vance Building      (consisting of 17
255 State Street              portfolios).
Boston, MA 02109
Samuel L. Hayes, III          Director of
Age 67                        Tiffany & Co.
The Eaton Vance Building      Director of Telect,
255 State Street              Inc.
Boston, MA 02109

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

                                                                                               NUMBER OF PORTFOLIOS
                                                      TERM OF                                    IN FUND COMPLEX
       NAME, ADDRESS          POSITION(S) WITH       OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
          AND AGE                 THE FUND      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
-------------------------------------------------------------------------------------------------------------------
Norton H. Reamer              Trustee           Trustee Since 1989    Chairman and Chief                170
Age 66                                                                Operating Officer,
The Eaton Vance Building                                              Hellman, Jordan
255 State Street                                                      Management Co., Inc.
Boston, MA 02109                                                      (an investment
                                                                      management company).
                                                                      President, Unicorn
                                                                      Corporation (investment
                                                                      and financial advisory
                                                                      services company)
                                                                      (since September 2000).
                                                                      Formerly, Chairman of
                                                                      the Board, United Asset
                                                                      Management Corporation
                                                                      (a holding company
                                                                      owning institutional
                                                                      investment management
                                                                      firms) and Chairman,
                                                                      President and Director,
                                                                      UAM Funds (mutual
                                                                      funds).
Lynn A. Stout                 Trustee           Trustee Since 1998    Professor of Law,                 165
Age 44                                                                University of
The Eaton Vance Building                                              California at Los
255 State Street                                                      Angeles School of Law
Boston, MA 02109                                                      (since July 2001).
                                                                      Formerly, Professor of
                                                                      Law, Georgetown
                                                                      University Law Center
                                                                      (prior to July 2001).
Jack L. Treynor               Trustee           Trustee Since 1989    Investment Adviser and            167
Age 72                                                                Consultant.
The Eaton Vance Building
255 State Street
Boston, MA 02109


       NAME, ADDRESS          OTHER DIRECTORSHIPS
          AND AGE                     HELD
----------------------------
Norton H. Reamer
Age 66
The Eaton Vance Building
255 State Street
Boston, MA 02109
Lynn A. Stout
Age 44
The Eaton Vance Building
255 State Street
Boston, MA 02109
Jack L. Treynor
Age 72
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                      TERM OF
       NAME, ADDRESS          POSITION(S) WITH       OFFICE AND       PRINCIPAL OCCUPATION(S)
          AND AGE                 THE FUND      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------
Duke Laflamme                 Vice President    Vice President Since  Vice President of EVM
Age 32                        of Trust          2001                  and BMR since November
The Eaton Vance Building                                              2001. Officer of 9
255 State Street                                                      investment companies
Boston, MA 02109                                                      managed by EVM or BMR.
                                                                      Prior to November 2001,
                                                                      Mr. Laflamme was an
                                                                      Assistant Vice
                                                                      President and Research
                                                                      Associate for EVM and
                                                                      BMR. Prior to January
                                                                      1998, he was an
                                                                      assistant Portfolio
                                                                      Manager at Norwest
                                                                      Investment Manager.
Edward E. Smiley, Jr.         Vice President    Vice President Since  Vice President of EVM
Age 57                        of Trust          1996                  and BMR. Officer of 34
The Eaton Vance Building                                              investment companies
255 State Street                                                      managed by EVM or BMR.
Boston, MA 02109
Alan R. Dynner                Secretary         Secretary Since 1997  Vice President,
Age 61                                                                Secretary and Chief
The Eaton Vance Building                                              Legal Officer of BMR,
255 State Street                                                      EVM and EVC; Vice
Boston, MA 02109                                                      President, Secretary
                                                                      and Clerk of EVD.
                                                                      Secretary of 170 funds
                                                                      managed by EVM and its
                                                                      affiliates.
James L. O'Connor             Treasurer         Treasurer Since 1989  Vice President of BMR
Age 56                                                                and EVM; Vice President
The Eaton Vance Building                                              of EVD. Treasurer of
255 State Street                                                      170 funds managed by
Boston, MA 02109                                                      EVM and its affiliates.


       NAME, ADDRESS
          AND AGE
----------------------------
Duke Laflamme
Age 32
The Eaton Vance Building
255 State Street
Boston, MA 02109
Edward E. Smiley, Jr.
Age 57
The Eaton Vance Building
255 State Street
Boston, MA 02109
Alan R. Dynner
Age 61
The Eaton Vance Building
255 State Street
Boston, MA 02109
James L. O'Connor
Age 56
The Eaton Vance Building
255 State Street
Boston, MA 02109

The statement of additional information for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

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
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
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

MANAGER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
1-800-262-1122

Eaton Vance Institutional Short Term Treasury Fund

The Eaton Vance Building
255 State Street
Boston, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

163-2/02                                                                 1-TYSRC